CAPITAL STOCK AND STOCKHOLDER'S EQUITY (Details Textual) (USD $)	9 Months Ended		12 Months Ended			0 Months Ended			12 Months Ended		1 Months Ended		12 Months Ended					1 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2007	Jan. 21, 2011 Securities Purchase Agreement1 [Member]	Feb. 16, 2011 Securities Purchase Agreement2 [Member]	Apr. 29, 2011 Securities Purchase Agreement3 [Member]	Dec. 31, 2011 Securities Purchase Agreement3 [Member]	Dec. 31, 2010 Securities Purchase Agreement6[Member]	Mar. 31, 2013 Equity Financing 2012 [Member]	Jan. 31, 2013 Equity Financing 2012 [Member]	Dec. 31, 2012 Equity Financing 2012 [Member]	Dec. 31, 2012 Equity Financing 2012 [Member] March 22 2013 [Member]	Dec. 31, 2012 Equity Financing 2012 [Member] Maximum [Member]	Dec. 31, 2012 Equity Financing 2012 [Member] Maximum [Member] March 22 2013 [Member]	Dec. 31, 2012 Equity Financing 2012 [Member] Minimum [Member] March 22 2013 [Member]	Aug. 31, 2013 August 2013 Offering [Member]
Warrants Exercised	325,670	305,670
Proceeds from Warrant Exercises	$ 404,000	$ 459,000
Options And Warrants Exercised		375,670
Proceeds From Options and Warrant Exercises		494,000	700,000															5,000,032
Warrants Exercised on Cashless Basis	1,000,000	78,333	78,333
Stock Issued During Period Shares Stock Options and Warrant Exercised			544,639
Shares Issued During Period Upon Exercise of Warrants	537,722	37,301	37,301
Stock Issued During Period, Shares, New Issues													296,366	71,374				3,333,356
Stock Issued During Period, Value, New Issues					650,000								700,000
Stock Issued During Period New Issues Price Per Share													$ 2.20			$ 2.20	$ 1.773	$ 1.50
Stock Issued During Period, Shares, Stock Options and Warrant Issued						2,074,914	166,691	1,363,622		339,915	557,256	104,095
Proceeds from Issuance Common Stock and Warrants						3,700,000	300,000	2,200,000		600,000	1,000,000	200,000
Stock Issued During Period, Price Per Share Stock Options and Warrant						$ 1.80		$ 1.65			$ 1.773	$ 2.20
Placement Agent and Finders Fees Incurred						100,000	6,000	60,000			37,000
Common Stock Purchase Warrants Issued Shares (in shares)				1,936,785					1,936,785		18,410
Stock Issued During Period Shares Adjust Price Per Unit											96,443
Stock Units Components, Description						Each unit consists of: (i) one (1) share of the Companys common stock, par value $.0001 (Shares), and (ii) one half (1/2) Common Stock Purchase Warrant (Warrant(s)).		Each unit consists of: (i) one (1) share of the common stock, par value $.0001, and (ii) one half (1/2) common stock purchase warrant.				adjust the price per unit from $2.20 to $1.773	Each unit consists of: (i) one (1) share of common stock, par value $0.0001, and (ii) one common stock purchase warrant.					each unit consisting of (i) one share of the Companys common stock and (ii) one common stock purchase warrant.
Class of Warrant or Right, Exercise Price of Warrants						$ 3.26	$ 2.16				$ 3.00		$ 3.00					$ 1.75
Warrants Expiration Period						5 years		5 years					5 years					5 years
Beneficially Interest, Percentage													4.99%					4.99%
Discretionary Increase, Percentage													9.99%					9.99%
Partial Liquidated Damages Fee, Percentage													0.50%		6.00%			1.50%
Common Stock Shares Exercise Price						$ 3.30		$ 3.15
Warrants Callable Assumptions Description						The Warrants are callable by the Company assuming the following: (i) the Common Stock trades above $5.50 for ten (10) consecutive days; (ii) the daily average minimum volume over such ten (10) days is 15,000 or greater; and (iii) there is an effective registration statement covering the underlying shares.		The warrants are callable assuming the following: (i) our common stock trades above $6.50 for ten (10) consecutive days; (ii) the daily average minimum volume over such ten (10) days is 15,000 or greater; and (iii) there is an effective registration statement covering the underlying shares.
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						63,498	3,558	36,364
Reinvested Amount In Offering						100,000
Issuance Of Common Stock and Warrants Shares						61,498
Stock Issued During Period Common Shares Issued									3,666,725
Commission Percentage On Gross Proceeds																		8.00%
Payments for Commissions																		400,003
Non Accountable Expense Allowance Percentage																		2.00%
Non Accountable Expense To Placement Agent																		100,001
Warrant Percentage To Common Stock																		8.00%
Warrants To Purchase Of Common Stock																		266,668
Legal And Due Diligence Cost																		$ 35,000
Additional Placement Agent Fees																		(i) a cash fee of 4% of gross proceeds received from the exercise of the warrants, and (ii) additional transaction fees equal to 8% of gross proceeds and 8% warrant coverage for any future investment by one of the investors in the Company for a period of 12 months following the closing of the offering.